Your
American Century
prospectus

INVESTOR CLASS

Global Growth Fund
International Opportunities Fund
International Discovery Fun
Emerging Markets Fund

APRIL 1, 2002 REVISED DECEMBER 20, 2002

INTERNATIONAL DISCOVERY IS CLOSED TO  NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS  AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR  DISAPPROVED THESE
SECURITIES OR  DETERMINED IF THIS PROSPECTUS IS  ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

American Century
Investment Services, Inc.

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               [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing  after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to  7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time.  Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Global Growth Fund
     International Opportunities Fund
     International Discovery Fund
     Emerging Markets Fund

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               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally  affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing  in the funds.

*  FOREIGN RISK - The funds invest primarily in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning  that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and  natural disasters occurring in a country where the funds invest could cause the funds'
   investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

Fund                  Primary Investments                          Principal Risks
----------------------------------------------------------------------------------------------------
Global Growth         Equity securities of issuers in              Invests a significant portion of
                      the United States and other                  its assets in foreign securities
                      developed countries
----------------------------------------------------------------------------------------------------
International         Equity securities of issuers in              Invests primarily in small-sized
Opportunities(1)      developed foreign countries or               foreign issuers
                      emerging markets that are small-sized
                      companies at the time of purchase
----------------------------------------------------------------------------------------------------
International         Equity securities of issuers in developed    Invests primarily in small- to
Discovery             foreign countries or emerging markets        medium-sized foreign
issuers
                      that are small- to medium-sized
                      companies at the time of purchase
----------------------------------------------------------------------------------------------------
Emerging Markets      Equity securities of issuers in              Invests in emerging markets
                      emerging markets
----------------------------------------------------------------------------------------------------
(1)  International Opportunities will close to new investments when the fund's net assets reach $500 million.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 7.

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  seeking diversification of your investment portfolio through investment in foreign securities
*  comfortable with the risks associated with investing in U.S. and foreign growth securities
*  comfortable with short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities
*  uncomfortable with short-term volatility in the value of your investment

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               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC)  or any other government agency.

3

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. International Opportunities is not included because it does not yet have a full calendar year of performance.

            Global Growth      International Discovery     Emerging Markets
            -------------      -----------------------     ----------------
2001       -25.65%            -21.77%                      -8.70%
2000        -5.77%            -14.21%                     -30.14%
1999        86.09%             88.54%                     106.19%
1998                           17.86%                     -18.90%
1997                           17.48%
1996                           31.18%
1995                            9.89%

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               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                     Lowest
--------------------------------------------------------------------------------
Global Growth                 51.95% (4Q 1999)            -17.88% (1Q 1999)
--------------------------------------------------------------------------------
International Discovery       50.87% (4Q 1999)            -19.91% (3Q 1998)
--------------------------------------------------------------------------------
Emerging Markets              49.04% (4Q 1999)            -24.62% (3Q 1998)
--------------------------------------------------------------------------------

4

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. International Opportunities is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 2001             1 year       5 years       10 years   Life of Fund(1)
------------------------------------------------------------------------------------------------------------------------
Global
Growth
Return Before Taxes                                      -25.65%         N/A           N/A      11.95%
Return After Taxes on Distributions                      -25.65%         N/A           N/A      10.67%
Return After Taxes on
Distributions
and Sale of Fund Shares                                  -15.62%         N/A           N/A       9.47%
MSCI World Free Index                                    -16.82%         N/A           N/A      -1.81%
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------------------------------------------------------------------------------
International
Discovery
Return Before Taxes                                      -21.77%        11.87%         N/A      13.77%
Return After Taxes on Distributions                      -21.77%        10.65%         N/A      12.75%
Return After Taxes on
Distributions
and Sale of Fund Shares                                  -13.26%         9.75%         N/A      11.58%
MSCI EAFE Index                                          -21.44%         0.89%         N/A       3.28%
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------------------------------------------------------------------------------
Emerging
Markets
Return Before Taxes                                       -8.70%         N/A           N/A      -2.66%
Return After Taxes on Distributions                       -8.71%         N/A           N/A      -2.82%
Return After Taxes on
Distributions
and Sale of Fund Shares                                   -5.30%         N/A           N/A      -2.10%
MSCI Emerging Markets Free Index                          -2.37%         N/A           N/A      -8.23%
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------------------------------------------------------------------------------

(1)  The inception dates for the funds are: Global Growth, December 1, 1998;
     International Discovery, April 1, 1994; and Emerging Markets, September 30,
     1997. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

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               For current performance information, please call us at
               1-800-345-2021 or visit us at www.americancentury.com.

5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee                               $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

International Discovery
and International Opportunities    Redemption Fee
Emerging Markets(1)               (as a percentage of amount redeemed/exchanged)
--------------------------------------------------------------------------------
Shares held less than 180 days        2.0%
--------------------------------------------------------------------------------
Shares held 180 days or more          None
--------------------------------------------------------------------------------

(1)  For shares purchased on or after January 15, 2003.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                 Management       Distribution and          Other            Total Annual Fund
                                 Fee(1)           Service (12b-1) Fees      Expenses(2)      Operating Expenses
---------------------------------------------------------------------------------------------------------------------
Global Growth                    1.30%            None                      0.00%            1.30%
---------------------------------------------------------------------------------------------------------------------
International Opportunities      2.00%            None                      0.00%            2.00%
---------------------------------------------------------------------------------------------------------------------
International Discovery          1.45%            None                      0.00%            1.45%
---------------------------------------------------------------------------------------------------------------------
Emerging Markets                 2.00%            None                      0.00%            2.00%
---------------------------------------------------------------------------------------------------------------------

(1)  Based on expenses incurred by all classes of the funds during the funds'
     most recent fiscal year. The funds (except International Opportunities)
     have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                 1 year           3 years         5 years        10 years
-----------------------------------------------------------------------------------------------
Global Growth                    $132             $410            $710           $1,558
-----------------------------------------------------------------------------------------------
International Opportunities      $202             $623            $1,069         $2,305
-----------------------------------------------------------------------------------------------
International Discovery          $147             $456            $788           $1,724
-----------------------------------------------------------------------------------------------
Emerging Markets                 $202             $623            $1,069         $2,305
-----------------------------------------------------------------------------------------------

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               Use this example to compare the costs of investing in other funds.  Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over  the long term, the stocks of companies with earnings and revenue growth have a  greater-than-average chance to increase in value.

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               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks, regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In order to better control the size of companies in which International
Opportunities invests, the investment advisor has determined that it will close the fund when it reaches $500 million in net assets. After that time no new investors will be accepted.

7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Opportunities' assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal  operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means  securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other  information they obtain about the company.

8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in  addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause  investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as  its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of  the directors are independent of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of  the Investor Class shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that  fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors (including legal counsel fees), and extraordinary expenses. A portion of each  fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed  by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 2001
--------------------------------------------------------------------------------
Global Growth                                                       1.30%
--------------------------------------------------------------------------------
International Opportunities                                         2.00%
--------------------------------------------------------------------------------
International Discovery                                             1.45%
--------------------------------------------------------------------------------
Emerging Markets                                                    2.00%
--------------------------------------------------------------------------------

10

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts  to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002.  He joined American Century in January 2000 as an analyst.  Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor of science degree in finance and investments from Babson College and an MBA in finance from Boston University.  He is a CFA charterholder.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as  Vice President and a member of the team that managed International Discovery. He has a bachelor's degree in business administration from Monmouth College and a master's  degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American
Century in June 1994 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate
School of Business.

TREVOR GURWICH

Mr. Gurwich, Portfolio Manager, has been a member of the team that manages
International Discovery since April 2002.  He joined American Century in July
1998 as an investment analyst for International Discovery and Emerging Markets and was promoted to Portfolio Manager of International Opportunities in June
2001. He continues as an analyst for International Opportunities. Before joining
American Century in July 1998, he worked as a manager of business consulting for
Arthur Andersen LLP from February 1992 to April 1996. He has a bachelor's degree in international relations from the University of Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

11

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale  University and an MBA in management, international business and international  finance from Kellogg Graduate School of Management,
Northwestern University. He is  a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Discovery. Since October 1998, he served as
Senior Analyst and Managing Director of the American Century Singapore office.
He has a bachelor of science and master of science in civil engineering and an
MBA from Virginia Tech.

LYNETTE SCHROEDER

Ms. Schroeder, Portfolio Manager, has been a member of the team that manages
International Opportunities since the fund's inception in June 2001. She joined
American Century in August 2000 as a Portfolio Manager. Prior to joining
American Century, she served as a Portfolio Manager, Senior Analyst for Driehaus
Capital Management from  June 1997 to July 2000 and as an Analyst for Lexington
Asset Management from  August 1995 to May 1997. She has a bachelor's degree in political science from the  University of Chicago and an MBA from the Colgate
Darden Graduate School of Business Administration, University of Virginia.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

12

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account  application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you  are not eligible to enroll for exclusive online account management to waive the account  maintenance fee.
See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures,  we are not responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online  application. Current investors also can open an account by exchanging shares from another American  Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

13

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-353

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200

Fax: 816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and  check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least  $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

14

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.
--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                             4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     10350 Park Meadows Drive
Mountain View, California                Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday        8:30 am. to 5:30 p.m., Monday - Friday

15

MINIMUM INITIAL INVESTMENT AMOUNTS

                                                    International Opportunities
To open an account, the minimum                     International Discovery(1)
investments are:                   Global Growth    Emerging Markets(2)
--------------------------------------------------------------------------------
Individual or Joint                $2,500           $10,000
--------------------------------------------------------------------------------
Traditional IRA                    $2,500           $10,000
--------------------------------------------------------------------------------
Roth IRA                           $2,500           $10,000
--------------------------------------------------------------------------------
Education IRA                      $2,000           N/A
--------------------------------------------------------------------------------
UGMA/UTMA                          $2,500           $10,000
--------------------------------------------------------------------------------
403(b)                             $1,000(3)        $10,000
--------------------------------------------------------------------------------
Qualified Retirement Plans         $2,500(4)        $10,000
--------------------------------------------------------------------------------

(1)  This fund is closed to new investors.

(2)  Effective January 15, 2003, the minimum initial investment amounts will be lowered to $2,500.

(3)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(4)  The minimum investment requirements may be different for some types of retirement plans.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge you the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

              PERSONAL ACCOUNTS include individual accounts, joint accounts,
              UGMA/UTMA accounts, personal trusts, Education Savings Accounts
              (formerly Education IRAs) and traditional, Roth and Rollover
              IRAs. If you have only business, business retirement,
              employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

If  you  sell  your  shares  of   International   Discovery   or   International
Opportunities  within 180 days of their purchase,  you will pay a redemption fee of 2.0% of the value of the shares  sold.  If you sell your  shares of  Emerging
Markets  purchased  on or  after  January  15,  2003,  within  180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold.
The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends and capital gains).  The redemption fee is retained by the fund and helps cover transaction and tax costs that long-term  investors may bear when the fund realizes  capital gains as a result of selling  securities to meet investor redemptions.

16

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

              A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of your redemption proceeds--up  to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax  liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that International Discovery and
International Opportunities shares redeemed in this manner may be subject to a
2% redemption fee if held less than 180 days. You also may incur tax liability as a result of this redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

17

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

18

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

              GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the  transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and
December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

              CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

19

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                    Tax Rate for 10%        Tax Rate for
Type of Distribution                and 15% Brackets        All Other
Brackets
--------------------------------------------------------------------------------
Short-term capital gains            Ordinary income rate    Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years) 10%                     20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)  8%                      20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state  and local tax consequences.

20

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the  distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

21

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Investor Class shares and have no up-front or deferred charges, commissions, or
12b-1 fees. International Opportunities offers only the Investor Class and the
Institutional Class.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result  of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees  and expenses will affect performance. For additional information concerning Advisor,  Institutional or C Class shares, call us at 1-800-345-3533. You also can contact a sales  representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

22

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included  in the funds' Annual Report, which is available upon request.

23

GLOBAL GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------------
                                                                     2002(1)       2001         2000        1999(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $6.18        $8.73        $8.33        $5.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
  Net Investment Income (Loss)(3)                                     0.01         --(4)       (0.05)       (0.01)
-----------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                             0.16        (1.90)        0.81         3.34
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                                    0.17        (1.90)        0.76         3.33
------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
  From Net Realized Gains                                               --        (0.65)       (0.36)         --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $6.35        $6.18        $8.73        $8.33
========================================================================================================================
  TOTAL RETURN(5)                                                     2.75%      (23.62)%       8.81%       66.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.30%(6)       1.30%        1.30%        1.30%(6)
-----------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         0.25%(6)     (0.06)%      (0.48)%      (0.20)%(6)
-----------------------------------------------------------
Portfolio Turnover Rate                                                158%         232%         123%           133%
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                           $260,160     $272,402     $412,631       $233,823
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  December 1, 1998 (inception) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

24

INTERNATIONAL OPPORTUNITIES FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                            2002(1)    2001(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $4.87       $5.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income (Loss)(3)                            0.01       (0.02)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.87       (0.11)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.88       (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.75       $4.87
================================================================================
  TOTAL RETURN(4)                                           18.07%      (2.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets           2.00%(5)    2.00%(5)
--------------------------------------------------
Ratio of Net Investment Income (Loss) to
Average Net Assets                                          0.47%(5)  (0.75)%(5)
--------------------------------------------------
Portfolio Turnover Rate                                        140%        147%
--------------------------------------------------
Net Assets, End of Period (in thousands)                    $21,131      $6,569
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  June 1, 2001 (inception) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year and not annualized.

(5)  Annualized.

25

INTERNATIONAL DISCOVERY FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------------------
                                          2002(1)        2001         2000         1999         1998       1997
PER-SHARE DATA

Net Asset Value, Beginning of Period     $10.13        $14.23       $15.20        $9.24        $8.54      $7.60
-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          0.04          0.01        (0.12)       (0.07)       (0.03)     (0.03)
-------------------------------------
  Net Realized
and
  Unrealized Gain (Loss)                   0.71         (2.54)        0.03         6.06         1.22       1.31
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.75         (2.53)       (0.09)        5.99         1.19       1.28
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                 --            --           --           --        (0.02)     (0.02)
-------------------------------------
  From Net Realized Gains                    --         (1.57)       (0.88)       (0.03)       (0.47)     (0.32)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                        --         (1.57)       (0.88)       (0.03)       (0.49)     (0.34)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.88        $10.13       $14.23       $15.20        $9.24      $8.54
========================================================================================================================
  TOTAL RETURN(3)                          7.40%       (20.17)%      (1.27)%      65.12%       14.79%     17.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.51%(4)        1.45%        1.36%        1.55%        1.64%    1.70%(5)
-------------------------------------
Ratio of Net Investment Income
(Loss)
to Average Net Assets                    0.76%(4)        0.10%      (0.64)%      (0.65)%      (0.36)%    (0.37)%
-------------------------------------
Portfolio Turnover Rate                     113%          180%         113%         110%         178%       146%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $1,043,893    $1,021,063   $1,568,872   $1,408,624     $781,551   $626,327
------------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through
    July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% for the year ended November 30, 1997.

26

EMERGING MARKETS FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
-----------------------------------------------------------------------------------------------------------------------
                                        2002(1)        2001         2000        1999         1998        1997(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period     $4.06        $4.68        $5.62       $3.49        $4.15         $5.00
-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Loss(3)                 (0.01)       (0.02)       (0.06)      (0.01)        --(4)        (0.01)
----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.59        (0.43)       (0.88)       2.14        (0.66)        (0.84)
-----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.58        (0.45)       (0.94)       2.13        (0.66)        (0.85)
-----------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Realized Gains                   --        (0.17)          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $4.64        $4.06        $4.68       $5.62        $3.49         $4.15
=======================================================================================================================
  TOTAL RETURN(5)                        14.57%      (10.28)%     (16.73)%     61.03%      (15.90)%      (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Asset                    2.00%(6)       2.00%        2.00%       2.00%        2.00%       2.00%(6)
----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.36)%(6)     (0.27)%      (0.88)%     (0.33)%      (0.03)%     (0.74)%(6)
----------------------------------
Portfolio Turnover Rate                    173%         326%         196%        168%         270%           36%
----------------------------------
Net Assets, End of Period
(in thousands)                         $119,195      $80,422      $77,279     $82,359      $21,124       $11,830
-----------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  September 30, 1997 (inception) through November 30, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

27

NOTES

28

NOTES

29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (INVESTOR CLASS)

                                           Fund Code          Ticker      Newspaper Listing
-------------------------------------------------------------------------------------------------
Global Growth Fund                           102             TWGGX           Gl Grwth
-------------------------------------------------------------------------------------------------
International Opportunities Fund             040             N/A             N/A
-------------------------------------------------------------------------------------------------
International Discovery Fund                 042             TWEGX           IntDisc
-------------------------------------------------------------------------------------------------
Emerging Markets Fund                        043             TWMIX           EmgMkt
-------------------------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575

0212
SH-PRS-32202

Your
American Century
prospectus

ADVISOR CLASS
Global Growth Fund
International Discovery Fund
Emerging Markets Fund

APRIL 1, 2002
REVISED DECEMBER 20, 2002

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[left margin]
                [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments
                                P.O. Box 419385

                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

     Global Growth Fund
     International Discovery Fund
     Emerging Markets Fund

              [graphic of triangle]

              This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest primarily in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

Fund                     Primary Investments               Principal Risks
---------------------------------------------------------------------------------------
Global Growth            Equity securities of issuers in   Invests a significant
                         the United States and other       portion of its assets in
                         developed countries               foreign securities
---------------------------------------------------------------------------------------
International Discovery  Equity securities of issuers in   Invests primarily in
                         Developed foreign countries or    small- to medium-sized
                         emerging markets that are         foreign issuers
                         small- to medium-sized companies
                         at the time of purchase
---------------------------------------------------------------------------------------
Emerging Markets         Equity securities of issuers      Invests in emerging markets
                         in emerging markets
---------------------------------------------------------------------------------------

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 7.

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

                                                                              3

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of a fund. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data below]

         Global Growth      International Discovery       Emerging Markets
-------------------------------------------------------------------------------
2001        -25.97%               -22.03%                       -8.96%
2000         -5.90%               -14.36%                      -30.33%
1999                               88.04%

               [graphic of triangle]

               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                     Lowest
--------------------------------------------------------------------------------
Global Growth                 11.17% (1Q 2000)            -17.98% (1Q 2001)
--------------------------------------------------------------------------------
International Discovery       50.78% (4Q 1999)            -19.17% (3Q 2001)
--------------------------------------------------------------------------------
Emerging Markets              18.61% (4Q 2001)            -22.25% (3Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

4

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2001                  1 year      5 years    Life of Fund(1)
-------------------------------------------------------------------------------------------------------
Global Growth
Return Before Taxes                                            -25.97%     N/A         8.28%
Return After Taxes on Distributions                            -25.97%     N/A         7.03%
Return After Taxes on Distributions and Sale of Fund Shares    -15.82%     N/A         6.45%
MSCI World Free Index                                          -16.82%     N/A        -4.20%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
International Discovery
Return Before Taxes                                            -22.03%     N/A         4.89%
Return After Taxes on Distributions                            -22.03%     N/A         3.89%
Return After Taxes on Distributions and Sale of Fund Shares    -13.41%     N/A         4.10%
MSCI EAFE Index                                                -21.44%     N/A        -3.17%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                                             -8.96%     N/A        -0.10%
Return After Taxes on Distributions                             -8.96%     N/A        -0.38%
Return After Taxes on Distributions and Sale of Fund Shares     -5.45%     N/A        -0.06%
MSCI Emerging Markets Free Index                                -2.37%     N/A        -4.19%
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1)  The inception dates for the funds are: Global Growth, February 5, 1999;
     International Discovery, April 28, 1998; and Emerging Markets,
     May 12, 1999. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

Performance Information of Other Class

The funds' original class of shares was the Investor Class. For information about the historical performance of the original class of shares, see page 24.

               [graphic of triangle]

               For current performance information, please call us at
               1-800-345-3533 or visit us at www.americancentury.com.

                                                                              5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

               [graphic of triangle]

               When purchasing through a financial intermediary you may be charged a fee.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

International Discovery                  Redemption Fee (as a percentage
Emerging Markets(1)                      of amount redeemed/exchanged)
-------------------------------------------------------------------------------
Shares held less than 180 days           2.0%
-------------------------------------------------------------------------------
Shares held 180 days or more             None
-------------------------------------------------------------------------------

(1)  For shares purchased on or after January 15, 2003.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                           Management    Distribution and          Other         Total Annual Fund
                           Fee(1)        Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses
----------------------------------------------------------------------------------------------------
Global Growth              1.05%         0.50%                     0.00%         1.55%
----------------------------------------------------------------------------------------------------
International Discovery    1.20%         0.50%                     0.00%         1.70%
----------------------------------------------------------------------------------------------------
Emerging Markets           1.75%         0.50%                     0.00%         2.25%
----------------------------------------------------------------------------------------------------

(1)  Based on expenses incurred by all classes of the funds during the funds'
     most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 19.

(3)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 year       3 years      5 years       10 years
-------------------------------------------------------------------------------
Global Growth               $157         $487         $840          $1,832
-------------------------------------------------------------------------------
International Discovery     $172         $533         $917          $1,993
-------------------------------------------------------------------------------
Emerging Markets            $226         $697         $1,194        $2,558
-------------------------------------------------------------------------------

               [graphic of triangle]

               Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different  countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

                                                                              7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). These funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in  addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

                                                                              9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee for a fund is  calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the
Most Recent Fiscal Year Ended November 30, 2001
--------------------------------------------------------------------------------
Global Growth                                                       1.05%
--------------------------------------------------------------------------------
International Discovery                                             1.20%
--------------------------------------------------------------------------------
Emerging Markets                                                    1.75%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

10

The portfolio managers on the investment teams are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002.  He joined American Century in January 2000 as an analyst.  Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor of science degree in finance and investments from Babson College and an MBA in finance from Boston University.  He is a CFA charterholder.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Discovery. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American
Century in June 1994 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate
School of Business.

TREVOR GURWICH

Mr. Gurwich, Portfolio Manager, has been a member of the team that manages
International Discovery since April 2002. He joined American Century in July
1998 as an investment analyst for International Discovery and Emerging Markets.
Before joining American Century in July 1998, he worked as a manager of business consulting for Arthur Andersen LLP from February 1992 to April 1996. He has a bachelor's degree in international relations from the University of
Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Discovery. Since October 1998, he served as
Senior Analyst and Managing Director of the American Century Singapore office.
He has a bachelor of science and master of science in civil engineering and an
MBA from Virginia Tech.

                                                                              11

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

12

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum                        International Discovery(1)
investments are:                     Global Growth     Emerging Markets(2)
--------------------------------------------------------------------------------
Individual or Joint                  $2,500            $10,000
--------------------------------------------------------------------------------
Traditional IRA                      $2,500            $10,000
--------------------------------------------------------------------------------
Roth IRA                             $2,500            $10,000
--------------------------------------------------------------------------------
Education IRA                        $2,000            N/A
--------------------------------------------------------------------------------
UGMA/UTMA                            $2,500            $10,000
--------------------------------------------------------------------------------
403(b)                               $1,000(3)         $10,000
--------------------------------------------------------------------------------
Qualified Retirement Plans           $2,500(4)         $10,000
--------------------------------------------------------------------------------

(1)  This fund is closed to new investors.

(2)  Effective January 15, 2003, the minimum initial investment amounts will be lowered to $2,500.

(3)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.
     If your contribution is less than $50 a month, you may make only one fund choice.

(4)  The minimum investment requirements may be different for some types of retirement plans.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

                                                                             13

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

14

REDEMPTIONS

If  you  sell  your  shares  of   International   Discovery   or   International
Opportunities  within 180 days of their purchase,  you will pay a redemption fee of 2.0% of the value of the shares  sold.  If you sell your  shares of  Emerging
Markets  purchased  on or  after  January  15,  2003,  within  180 days of their purchase,  you  will pay a  redemption  fee of 2.0% of the  value of the  shares
sold.The  redemption fee does not apply to shares purchased  through  reinvested distributions  (dividends and capital gains).  The redemption fee is retained by the fund and helps cover transaction and tax costs that long-term  investors may bear when the fund realizes  capital gains as a result of selling  securities to meet investor redemptions.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that International Discovery shares redeemed in this manner may be subject to a 2% redemption fee if held less than 180 days. You also may incur tax liability as a result of this redemption.

                                                                             15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and
December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

16

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 10%       Tax Rate for All
                                     and 15% Brackets       Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                     20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             17

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

18

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional and C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure - Master Distribution and Shareholder Services Plan in the
Statement of Additional Information.

                                                                              19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

20

GLOBAL GROWTH FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                          2002(1)       2001          2000         1999(2)
--------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                      $6.16        $8.72          $8.31         $5.58
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Income (Loss)(3)                          --(4)        --(4)         (0.06)        (0.03)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  0.16        (1.93)          0.82          2.76
==============================================================================================================
  Total From Investment Operations                         0.16        (1.93)          0.76          2.73
==============================================================================================================
Distributions
---------------------------------------------------
  From Net Realized Gains                                    --        (0.63)         (0.35)          --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $6.32        $6.16          $8.72         $8.31
==============================================================================================================
  TOTAL RETURN(5)                                          2.60%      (23.97)%         8.79%        48.92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       1.55%(6)         1.55%         1.55%       1.55%(6)
---------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                            0.00%(6)       (0.31)%       (0.73)%     (0.40)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                    158%           232%          123%        133%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                   $920           $623          $301          $112
--------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  February 5, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

                                                                             21

INTERNATIONAL DISCOVERY FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                              2002(1)      2001         2000         1999       1998(2)
----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period          $10.05      $14.17       $15.14        $9.22       $10.10
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(3)               0.03        --(4)       (0.12)       (0.07)       (0.02)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.70       (2.55)       (0.01)        6.02        (0.86)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.73       (2.55)       (0.13)        5.95        (0.88)
----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                        --        (1.57)       (0.84)       (0.03)         --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.78       $10.05       $14.17       $15.14        $9.22
==========================================================================================================
TOTAL RETURN(5)                                7.26%      (20.43)%      (1.53)%      64.82%       (8.71)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
         Expenses
to Average Net Assets                        1.76%(6)        1.70%        1.61%       1.80%       1.89%(6)
------------------------------------------
Ratio of Net Investment
         Income
(Loss) to Average Net Assets                 0.51%(6)      (0.15)%      (0.87)%     (0.90)%     (0.60)%(6)
------------------------------------------
Portfolio Turnover Rate                         113%          180%         113%        110%        178%(7)
------------------------------------------
Net Assets, End of Period (in thousands)        $245          $244         $509         $57           $11
----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  April 28, 1998 (commencement of sale) through November 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1998.

22

EMERGING MARKETS FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                         2002(1)      2001         2000         1999(2)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                     $4.03        $4.66        $5.61         $4.44
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income (Loss)(3)                        (0.01)       (0.04)       (0.08)         --(4)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.58        (0.42)       (0.87)         1.17
---------------------------------------------------------------------------------------------------------
  Total From Investment Operations                        0.57        (0.46)       (0.95)         1.17
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Realized Gains                                   --        (0.17)          --            --
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $4.60        $4.03        $4.66         $5.61
=========================================================================================================
  TOTAL RETURN(5)                                        14.14%      (10.32)%     (16.93)%       26.35%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets      2.25%(6)         2.25%        2.25%     2.25%(6)
--------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                         (0.61)%(6)       (0.52)%      (1.13)%     0.02%(6)
--------------------------------------------------
Portfolio Turnover Rate                                   173%           326%         196%      168%(7)
--------------------------------------------------
Net Assets, End of Period (in thousands)                $1,488           $815         $212        $143
---------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  May 12, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

                                                                             23

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

24

GLOBAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                         2002(1)       2001           2000        1999(2)
-----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                     $6.18        $8.73          $8.33        $5.00
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income (Loss)(3)                         0.01         --(4)         (0.05)       (0.01)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.16        (1.90)          0.81         3.34
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations                        0.17        (1.90)          0.76         3.33
-----------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Realized Gains                                   --        (0.65)         (0.36)         --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $6.35        $6.18          $8.73        $8.33
===========================================================================================================
  TOTAL RETURN(5)                                         2.75%      (23.62)%         8.81%       66.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     1.30%(6)          1.30%         1.30%      1.30%(6)
--------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          0.25%(6)        (0.06)%       (0.48)%    (0.20)%(6)
--------------------------------------------------
Portfolio Turnover Rate                                  158%            232%          123%         133%
--------------------------------------------------
Net Assets, End of Period (in thousands)             $260,160        $272,402      $412,631     $233,823
-----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  December 1, 1998 (inception) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

                                                                             25

INTERNATIONAL DISCOVERY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                            2002(1)       2001         2000          1999      1998        1997
------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period         $10.13      $14.23       $15.20         $9.24    $8.54       $7.60
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)              0.04        0.01        (0.12)        (0.07)   (0.03)      (0.03)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                       0.71       (2.54)        0.03          6.06     1.22        1.31
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.75       (2.53)       (0.09)         5.99     1.19        1.28
------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                     --          --           --            --    (0.02)      (0.02)
----------------------------------------
  From Net Realized Gains                        --       (1.57)       (0.88)        (0.03)   (0.47)      (0.32)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                            --       (1.57)       (0.88)        (0.03)   (0.49)      (0.34)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.88      $10.13       $14.23        $15.20    $9.24       $8.54
==================================================================================================================
  TOTAL RETURN(3)                              7.40%     (20.17)%      (1.27)%       65.12%   14.79%      17.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                       1.51%(4)        1.45%        1.36%        1.55%    1.64%     1.70%(5)
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       0.76%(4)        0.10%      (0.64)%      (0.65)%  (0.36)%     (0.37)%
----------------------------------------
Portfolio Turnover Rate                        113%          180%         113%         110%     178%        146%
----------------------------------------
Net Assets, End of Period
(in thousands)                           $1,043,893    $1,021,063   $1,568,872   $1,408,624 $781,551    $626,327
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through July 30, 1997.
     In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% for the year ended
     November 30, 1997.

26

EMERGING MARKETS FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                         2002(1)      2001       2000      1999      1998      1997(2)
----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $4.06      $4.68      $5.62      $3.49     $4.15      $5.00
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------
  Net Investment Loss(3)                  (0.01)     (0.02)     (0.06)     (0.01)     --(4)     (0.01)
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.59      (0.43)     (0.88)      2.14     (0.66)     (0.84)
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.58      (0.45)     (0.94)      2.13     (0.66)     (0.85)
----------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Realized Gains                   --       (0.17)        --         --        --        --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $4.64      $4.06      $4.68      $5.62     $3.49      $4.15
==========================================================================================================
  TOTAL RETURN(5)                         14.57%    (10.28)%   (16.73)%    61.03%   (15.90)%   (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Asset                    2.00%(6)       2.00%      2.00%     2.00%      2.00%    2.00%(6)
--------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.36)%(6)     (0.27)%    (0.88)%   (0.33)%    (0.03)%  (0.74)%(6)
--------------------------------
Portfolio Turnover Rate                    173%         326%       196%      168%       270%        36%
--------------------------------
Net Assets, End of Period
(in thousands)                         $119,195      $80,422    $77,279   $82,359    $21,124    $11,830
----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  September 30, 1997 (inception) through November 30, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

                                                                             27

NOTES

28

NOTES

                                                                             29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (ADVISOR CLASS)
                                             Fund Code         Ticker
--------------------------------------------------------------------------------
Global Growth Fund                              802              N/A
--------------------------------------------------------------------------------
International Discovery Fund                    742              N/A
--------------------------------------------------------------------------------
Emerging Markets Fund                           743              N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0212
SH-PRS-32203

Your
American Century
prospectus

INSTITUTIONAL CLASS
Global Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund

APRIL 1, 2002
REVISED DECEMBER 20, 2002

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                  [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

     Global Growth Fund
     International Opportunities Fund
     International Discovery Fund
     Emerging Markets Fund

              [graphic of triangle]

              This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest primarily in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

Fund                  Primary Investments              Principal Risks
--------------------------------------------------------------------------------
Global Growth         Equity securities of issuers     Invests a significant
                      in the United States and other   portion of its assets
                      developed countries              in foreign securities
--------------------------------------------------------------------------------
International         Equity securities of issuers     Invests primarily in
Opportunities(1)      in developed foreign countries   small-sized foreign
                      or emerging markets that         issuers
                      are small-sized companies at
                      the time of purchase
--------------------------------------------------------------------------------
International         Equity securities of issuers     Invests primarily in
Discovery             in developed foreign countries   small- to medium-sized
                      or emerging markets that are     foreign issuers
                      small- to medium-sized
                      companies at the time
                      of purchase
--------------------------------------------------------------------------------
Emerging Markets      Equity securities of issuers     Invests in emerging
                      in emerging markets              markets
--------------------------------------------------------------------------------

(1)  International Opportunities will close to new investments when the fund's net assets reach $500 million.

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 7.

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking diversification of your investment portfolio through investment in foreign securities

*  comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities

*  uncomfortable with short-term volatility in the value of your investment

               [graphic of triangle]

               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

                                                                              3

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of a fund. It indicates the volatility of the funds' historical returns from year to year. International
Opportunities is not included because it had not commenced operations at the end of the fiscal year.

[bar chart data below]

            Global Growth     International Discovery     Emerging Markets
-------------------------------------------------------------------------------
2001           -25.41%               -21.57%                   -8.47%
2000                                 -14.08%                  -30.10%
1999                                  88.82%

               [graphic of triangle]

               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                     Lowest
--------------------------------------------------------------------------------
Global Growth                  6.55% (4Q 2001)            -17.76% (1Q 2001)
--------------------------------------------------------------------------------
International Discovery       50.87% (4Q 1999)            -19.00% (3Q 2001)
--------------------------------------------------------------------------------
Emerging Markets              18.68% (4Q 2001)            -22.22% (3Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

4

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. International Opportunities is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 2001                    1 year     Life of Fund(1)
-------------------------------------------------------------------------------------------
Global Growth
Return Before Taxes                                              -25.41%    -21.98%
Return After Taxes on Distributions                              -25.41%    -23.13%
Return After Taxes on Distributions and Sale of Fund Shares      -15.48%    -17.54%
MSCI World Free Index                                            -16.82%    -17.41%
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------
International Discovery
Return Before Taxes                                              -21.57%     10.60%
Return After Taxes on Distributions                              -21.57%      9.59%
Return After Taxes on Distributions and Sale of Fund Shares      -13.14%      8.84%
MSCI EAFE Index                                                  -21.44%      0.68%
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------
Emerging Markets
Return Before Taxes                                               -8.47%      9.99%
Return After Taxes on Distributions                               -8.48%      9.72%
Return After Taxes on Distributions and Sale of Fund Shares       -5.16%      8.15%
MSCI Emerging Markets Free Index                                  -2.37%      4.78%
   (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------------------

(1)  The inception dates for the funds are: Global Growth, August 1, 2000;
     International Discovery, January 2, 1998, and Emerging Markets,
     January 28, 1999.

Performance Information of Other Class

The funds' original class of shares was the Investor Class. For information about the historical performance of the original class of shares, see page 26.

               [graphic of triangle]

               For current performance information, please call us at
               1-800-345-3533 or visit us at www.americancentury.com.

                                                                              5

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

               [graphic of triangle]

               When purchasing through a financial intermediary you
               may be charged a fee.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

International Discovery and         Redemption Fee (as a percentage of amount
International Opportunities         redeemed/exchanged)
-------------------------------------------------------------------------------
Shares held less than 180 days      2.0%
-------------------------------------------------------------------------------
Shares held 180 days or more        None
-------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                               Management   Distribution and       Other         Total Annual Fund
                               Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
----------------------------------------------------------------------------------------------------
Global Growth                  1.10%        None                   0.00%         1.10%
----------------------------------------------------------------------------------------------------
International Opportunities    1.80%        None                   0.00%         1.80%
----------------------------------------------------------------------------------------------------
International Discovery        1.25%        None                   0.00%         1.25%
----------------------------------------------------------------------------------------------------
Emerging Markets               1.80%        None                   0.00%         1.80%
----------------------------------------------------------------------------------------------------

(1)  Based on expenses incurred by all classes of the funds during the funds'
     most recent fiscal year. The funds (except International Opportunities)
     have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                1 year      3 years     5 years      10 years
-------------------------------------------------------------------------------
Global Growth                   $112        $349        $604         $1,334
-------------------------------------------------------------------------------
International Opportunities     $182        $563        $968         $2,098
-------------------------------------------------------------------------------
International Discovery         $127        $395        $683         $1,503
-------------------------------------------------------------------------------
Emerging Markets                $182        $563        $968         $2,098
-------------------------------------------------------------------------------

              [graphic of triangle]

              Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

In order to better control the size of companies in which International
Opportunities invests, the investment advisor has determined that it will close the fund when it reaches $500 million in net assets. After that time no new investors will be accepted.

                                                                              7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  International Opportunities' assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the fund managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in medium- and large-sized companies.

*  International Discovery's assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the fund managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the fund managers may invest in large-sized companies.

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means  securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

                                                                              9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor
as a Percentage of Average Net Assets for the
Most Recent Fiscal Year Ended November 30, 2001
--------------------------------------------------------------------------------
Global Growth                                                      1.10%
--------------------------------------------------------------------------------
International Opportunities                                        1.80%
--------------------------------------------------------------------------------
International Discovery                                            1.25%
--------------------------------------------------------------------------------
Emerging Markets                                                   1.80%
--------------------------------------------------------------------------------

10

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002. He joined American Century in January 2000 as an analyst. Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor of science degree in finance and investments from Babson College and an MBA in finance from Boston University. He is a CFA charterholder.

MARK S. KOPINSKI

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages International Discovery since rejoining American
Century in April 1997. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Discovery. He has a bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American
Century in June 1994 as an Investment Analyst and was promoted to Portfolio
Manager in November 1998. Prior to joining American Century, he served as a
Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate
School of Business.

TREVOR GURWICH

Mr. Gurwich, Portfolio Manager, has been a member of the team that manages
International Discovery since April 2002. He joined American Century in July
1998 as an investment analyst for International Discovery and Emerging Markets and was promoted to Portfolio Manager of International Opportunities in June
2001. He continues as an analyst for International Opportunities. Before joining
American Century in July 1998, he worked as a manager of business consulting for
Arthur Andersen LLP from February 1992 to April 1996. He has a bachelor's degree in international relations from the University of Pennsylvania, a bachelor's degree in economics from Wharton School of Business and an MBA in finance and investment management from Columbia University.

                                                                             11

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Discovery. Since October 1998, he served as
Senior Analyst and Managing Director of the American Century Singapore office.
He has a bachelor of science and master of science in civil engineering and an
MBA from Virginia Tech.

LYNETTE SCHROEDER

Ms. Schroeder, Portfolio Manager, has been a member of the team that manages
International Opportunities since the fund's inception in June 2001. She joined
American Century in August 2000 as a Portfolio Manager. Prior to joining
American Century, she served as a Portfolio Manager, Senior Analyst for Driehaus
Capital Management from June 1997 to July 2000 and as an Analyst for Lexington
Asset Management from August 1995 to May 1997. She has a bachelor's degree in political science from the University of Chicago and an MBA from the Colgate
Darden Graduate School of Business Administration, University of Virginia.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

12

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Service Representative
1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

                                                                             13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419385, Kansas City, MO 64141-6385

Fax: 816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

[graphic of triangle]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
   Commerce Bank N.A.
   Routing No. 101000019
   Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

14

REDEMPTIONS

If you sell your shares of International Discovery or International
Opportunities within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains).
The redemption fee is retained by the fund and helps cover transaction and tax costs that long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet investor redemptions.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

In addition, we reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

                                                                             15

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that International Discovery or
International Opportunities shares redeemed in this manner may be subject to a
2% redemption fee if held less than 180 days. You also may incur tax liability as a result of this redemption.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

16

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                             17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

              GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and
December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

              CAPITAL GAINS are increases in the value of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for All
Type of Distribution                 and 15% Brackets       Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                     20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                              19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are
Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. International Opportunities offers only the Investor Class and the Institutional Class.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor and C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

                                                                             21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

22

GLOBAL GROWTH FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                                   2002(1)       2001        2000(2)
-------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                               $6.19        $8.74        $9.73
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income (Loss)(3)                                   0.01         0.01        (0.01)
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                           0.17        (1.90)       (0.98)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations                                  0.18        (1.89)       (0.99)
-------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
  From Net Realized Gains                                             --        (0.66)          --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $6.37        $6.19        $8.74
=======================================================================================================
  TOTAL RETURN(4)                                                   2.91%      (23.53)%     (10.17)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                1.10%(5)         1.10%     1.10%(5)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets      0.45%(5)         0.14%   (0.43)%(5)
------------------------------------------------------------
Portfolio Turnover Rate                                             158%           232%      123%(6)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                          $3,855         $3,907      $5,090
-------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

                                                                             23

INTERNATIONAL DISCOVERY FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                              2002(1)        2001         2000           1999        1998(2)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period          $10.18        $14.26       $15.24          $9.25        $8.18
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)               0.05          0.04        (0.08)         (0.04)        --(4)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.71         (2.55)        0.01           6.06         1.07
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.76         (2.51)       (0.07)          6.02         1.07
--------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                         --         (1.57)       (0.91)         (0.03)          --
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.94        $10.18       $14.26         $15.24        $9.25
==============================================================================================================
  TOTAL RETURN(5)                               7.47%       (19.97)%      (1.13)%        65.37%       13.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                        1.31%(6)          1.25%        1.16%         1.35%     1.44%(6)
-----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 0.96%(6)          0.30%      (0.44)%       (0.45)%     0.00%(6)
-----------------------------------------
Portfolio Turnover Rate                         113%            180%         113%          110%      178%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)    $199,277        $192,155     $250,930      $182,222     $60,918
--------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  January 2, 1998 (commencement of sale) through November 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1998.

24

EMERGING MARKETS FUND
Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
---------------------------------------------------------------------------------------------------------------
                                                            2002(1)       2001         2000          1999(2)
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $4.08        $4.70        $5.63          $3.39
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(3)                                     --(4)       (0.01)       (0.05)          --(4)
----------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.59        (0.44)       (0.88)          2.24
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                           0.59        (0.45)       (0.93)          2.24
---------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                                      --        (0.17)          --             --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $4.67        $4.08        $4.70          $5.63
===============================================================================================================
  TOTAL RETURN(5)                                           14.46%      (10.01)%     (16.52)%        66.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets         1.80%(6)         1.80%        1.80%      1.80%(6)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets      (0.16)%(6)       (0.07)%      (0.68)%    (0.05)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                      173%           326%         196%       168%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                  $25,427        $18,602      $21,330      $16,507
---------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  January 28, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

                                                                              25

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower unified management fee.
If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next few pages itemize what contributed to the changes in
Investor Class share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

26

GLOBAL GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------------
                                                          2002(1)       2001        2000        1999(2)
----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                       $6.18      $8.73        $8.33         $5.00
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Income (Loss)(3)                           0.01       --(4)       (0.05)        (0.01)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.16      (1.90)        0.81          3.34
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations                          0.17      (1.90)        0.76          3.33
----------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------------
  From Net Realized Gains                                     --      (0.65)       (0.36)           --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.35      $6.18        $8.73         $8.33
==========================================================================================================
  TOTAL RETURN(5)                                           2.75%    (23.62)%       8.81%        66.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        1.30%(6)       1.30%       1.30%      1.30%(6)
--------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                             0.25%(6)     (0.06)%     (0.48)%    (0.20)%(6)
--------------------------------------------------
Portfolio Turnover Rate                                     158%         232%        123%         133%
--------------------------------------------------
Net Assets, End of Period (in thousands)                $260,160     $272,402    $412,631     $233,823
----------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  December 1, 1998 (inception) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

                                                                             27

INTERNATIONAL OPPORTUNITIES FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
----------------------------------------------------------------------------------------------
                                                                   2002(1)        2001(2)
----------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                               $4.87           $5.00
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
  Net Investment Income (Loss)(3)                                   0.01           (0.02)
------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                           0.87           (0.11)
----------------------------------------------------------------------------------------------
  Total From Investment Operations                                  0.88           (0.13)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $5.75           $4.87
==============================================================================================
  TOTAL RETURN(4)                                                  18.07%          (2.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                2.00%(5)         2.00%(5)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets      0.47%(5)       (0.75)%(5)
------------------------------------------------------------
Portfolio Turnover Rate                                             140%             147%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                         $21,131           $6,569
----------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  June 1, 2001 (inception) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year and not annualized.

(5)  Annualized.

28

INTERNATIONAL DISCOVERY FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------------
                                           2002(1)      2001        2000           1999       1998      1997
-----------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period       $10.13      $14.23      $15.20          $9.24      $8.54      $7.60
-----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income (Loss)(2)            0.04        0.01       (0.12)         (0.07)     (0.03)     (0.03)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     0.71       (2.54)       0.03           6.06       1.22       1.31
-----------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.75       (2.53)      (0.09)          5.99       1.19       1.28
-----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------
From Net Investment Income                     --          --          --             --      (0.02)     (0.02)
--------------------------------------
From Net Realized Gains                        --       (1.57)      (0.88)         (0.03)     (0.47)     (0.32)
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                          --       (1.57)      (0.88)         (0.03)     (0.49)     (0.34)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $10.88      $10.13      $14.23         $15.20      $9.24      $8.54
=================================================================================================================
  TOTAL RETURN(3)                            7.40%     (20.17)%     (1.27)%        65.12%     14.79%     17.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.51%(4)        1.45%        1.36%        1.55%      1.64%   1.70%(5)
--------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      0.76%(4)        0.10%      (0.64)%      (0.65)%    (0.36)%    (0.37)%
--------------------------------------
Portfolio Turnover Rate                       113%          180%         113%         110%       178%       146%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $1,043,893    $1,021,063   $1,568,872   $1,408,624   $781,551   $626,327
-----------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996 through
     July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% for the year ended November 30, 1997.

                                                                             29

EMERGING MARKETS FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------------
                                          2002(1)     2001        2000        1999       1998        1997(2)
---------------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period      $4.06      $4.68       $5.62       $3.49      $4.15        $5.00
---------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Loss(3)                  (0.01)     (0.02)      (0.06)      (0.01)      --(4)       (0.01)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   0.59      (0.43)      (0.88)       2.14      (0.66)       (0.84)
---------------------------------------------------------------------------------------------------------------
  Total From Investment Operations         0.58      (0.45)      (0.94)       2.13      (0.66)       (0.85)
---------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains                    --      (0.17)         --          --         --           --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $4.64      $4.06       $4.68       $5.62      $3.49        $4.15
===============================================================================================================
  TOTAL RETURN(5)                         14.57%    (10.28)%    (16.73)%     61.03%    (15.90)%     (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Asset                    2.00%(6)       2.00%       2.00%      2.00%       2.00%     2.00%(6)
------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.36)%(6)     (0.27)%     (0.88)%    (0.33)%     (0.03)%   (0.74)%(6)
------------------------------------
Portfolio Turnover Rate                    173%         326%        196%       168%        270%         36%
------------------------------------
Net Assets, End of Period
(in thousands)                         $119,195      $80,422     $77,279    $82,359     $21,124     $11,830
---------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2002 (unaudited).

(2)  September 30, 1997 (inception) through November 30, 1997.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

30

NOTES

                                                                             31

NOTES

32

NOTES

                                                                             33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (INSTITUTIONAL CLASS)
                                             Fund Code         Ticker
--------------------------------------------------------------------------------
Global Growth Fund                              402              N/A
--------------------------------------------------------------------------------
International Opportunities Fund                340              N/A
--------------------------------------------------------------------------------
International Discovery Fund                    342             TIDIX
--------------------------------------------------------------------------------
Emerging Markets Fund                           343             AMKIX
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0212
SH-PRS-32204

Your
American Century
prospectus

C CLASS

Global Growth Fund
Emerging Markets Fund

APRIL 1, 2002
REVISED DECEMBER 20, 2002

THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED  OR DISAPPROVED THESE
SECURITIES  OR DETERMINED IF THIS PROSPECTUS  IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS  COMMITTING A CRIME.

[american century logo and text logo (reg. sm)]

American Century
Investment Services, Inc.

[left margin]
               [american century logo and text logo (reg. sm)]
                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/w. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

     Global Growth Fund
     Emerging Markets Fund

               [graphic of triangle]

               This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund managers look for stocks of growing foreign companies. The investment strategy of these funds is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The funds' principal risks include

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

*  FOREIGN RISK - The funds invest primarily in foreign securities, which are generally riskier than U.S. securities. As a result the funds are subject to foreign risk, meaning  that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the funds generally invest in securities denominated in foreign currencies, the funds are subject to currency risk, meaning that the funds could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

Fund                Primary Investments              Principal Risks
------------------------------------------------------------------------------
Global Growth       Equity securities of issuers     Invests a significant
                    in the United States and         portion of its assets
                    other developed countries        in foreign securities
------------------------------------------------------------------------------
Emerging Markets    Equity securities of issuers     Invests in emerging
                    in emerging markets              markets
------------------------------------------------------------------------------

A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 7.

2

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment
*  seeking diversification of your investment portfolio through investment in foreign securities
*  comfortable with the risks associated with investing in U.S. and foreign growth securities
*  comfortable with short-term price volatility
*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment
*  investing for a short period of time
*  uncomfortable with the risks associated with investing in U.S. and foreign growth securities
*  uncomfortable with short-term volatility in the value of your investment

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               An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

3

FUND PERFORMANCE HISTORY

GLOBAL GROWTH FUND
EMERGING MARKETS FUND

When the C Class of a fund has investment results for a full calendar year, this section  will feature charts that show

*  Annual Total Returns
*  Highest and Lowest Quarterly Returns
*  Average Annual Total Returns for the C Class of the fund, including a comparison of these returns to a benchmark index

The performance of a fund's Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years is shown below. It  indicates the volatility of the funds'
historical returns from year to year. Account fees are  not reflected in the chart below. If they had been included, returns would have been lower than those shown.(1)

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               The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

             Global Growth    Emgerging Markets
             -------------    -----------------
2001        -25.65%            -8.70%
2000         -5.77%           -30.14%
1999         86.09%           106.19%
1998                          -18.90%

(1) If the C Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor Class because each represents an investment in the same portfolio of securities. However, performance of the C Class would have been lower because of its higher expense ratio.

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               For current performance information, please call us at
               1-800-345-3533 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the C Class shares of other American Century funds
*  to redeem your shares after you have held them for 18 months (other than a
   $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

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               When purchasing through a financial intermediary you  may be charged a fee.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load) (as a percentage of net asset value) 1.00%(1)
----------------------------------------------------------------------------------

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management       Distribution and             Other            Total Annual Fund
                       Fee(1)           Service (12b-1) Fees(2)      Expenses(3)      Operating Expenses
----------------------------------------------------------------------------------------------------------
Global Growth          1.30%            1.00%                        0.00%            2.30%
----------------------------------------------------------------------------------------------------------
Emerging Markets       2.00%            1.00%                        0.00%            3.00%
----------------------------------------------------------------------------------------------------------

(1) Based on expenses incurred by all classes of each fund during each fund's most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase and increase as fund assets decrease.

(2) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see Service and Distribution Fees, page 19.

(3) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

5

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 year          3 years       5 years        10 years
-------------------------------------------------------------------------------
Global Growth           $334            $712          $1,219         $2,607
-------------------------------------------------------------------------------
Emerging Markets        $402            $917          $1,558         $3,273
-------------------------------------------------------------------------------

You would pay the following expenses if you not redeem your shares.

                        1 year          3 years       5 years        10 years
-------------------------------------------------------------------------------
Global Growth           $231            $712          $1,219         $2,607
-------------------------------------------------------------------------------
Emerging Markets        $300            $917          $1,558         $3,273
-------------------------------------------------------------------------------

               [graphic of triangle]

               Use this example to compare the costs of investing in other funds.  Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

GLOBAL GROWTH FUND
EMERGING MARKETS FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth.
Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
This strategy is based on the premise that, over  the long term, the stocks of companies with earnings and revenue growth have a  greater-than-average chance to increase in value.

               [graphic of triangle]

               Accelerating growth is shown, for example, by growth that is faster  this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the funds.
This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The managers track financial information for thousands of companies to identify trends in the companies'
earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different  countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, equity-equivalent securities, forward currency exchange contracts, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for a fund to lose more money than it invested. A complete description of the derivatives policy is included in the
Statement of Additional Information.

7

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase equity securities of foreign companies (except
Global Growth, which will usually purchase equity securities of both U.S. and foreign companies). These funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, forward currency exchange contracts, nonleveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

*  Global Growth invests in both U.S. and foreign companies. The fund's assets will be invested primarily in equity securities of issuers located in developed countries worldwide (including the United States).

*  Emerging Markets will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal  operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark,
Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States. In addition, as used in the Statement of Additional Information, securities of issuers in emerging market (non-developed) countries means  securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

When determining the size of a company, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the funds' investments are generally denominated in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The funds' performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the  directors are independent of the funds'
advisor; that is, they are not employed by and  have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the  C Class shares of each fund. The amount of the management fee for a fund is calculated daily and paid monthly in arrears, taking into account the average net assets of all  classes of a fund.

Out of each fund's fee, the advisor paid all expenses of managing and operating that  fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors (including legal counsel fees), and extraordinary expenses. A portion of each  fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed  by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended November 30, 2001
--------------------------------------------------------------------------------
Global Growth                                                    1.30%(1)
--------------------------------------------------------------------------------
Emerging Markets                                                 2.00%(1)
--------------------------------------------------------------------------------

(1) Sale of the C Class had not commenced as of November 30, 2001. Rate disclosed indicates the percentage that would have been paid had the class commenced sale during the period.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment teams are identified below.

10

HENRIK STRABO

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages Global Growth since the fund's inception in December
1998. He joined American Century in 1993 as an Investment Analyst and was
promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

MATTHEW HUDSON

Mr. Hudson, Portfolio Manager, has been a member of the team that manages Global
Growth since April 2002. He joined American Century in January 2000 as an analyst. Prior to joining American Century, he was an international investment analyst at Pioneer Investment Management from September 1996 to January 2000. He has a bachelor of science degree in finance and investments from Babson College and an MBA in finance from Boston University. He is a CFA charterholder.

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined  American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong, Portfolio Manager, has been a member of the team that manages Emerging
Markets since July 2001. He joined American Century in 1993 as an international investment analyst for International Discovery. Since October 1998, he served as
Senior Analyst and Managing Director of the American Century Singapore office.
He has a bachelor of science and master of science in civil engineering and an
MBA from Virginia Tech.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum
investments are:                       Global Growth        Emerging Markets(1)
------------------------------------------------------------------------------
Individual or Joint                    $2,500               $10,000
------------------------------------------------------------------------------
Traditional IRA                        $2,500()             $10,000
------------------------------------------------------------------------------
Roth IRA                               $2,500               $10,000
------------------------------------------------------------------------------
Education IRA                          $2,000               N/A
------------------------------------------------------------------------------
UGMA/UTMA                              $2,500               $10,000
------------------------------------------------------------------------------
403(b)                                 $1,000(2)            $10,000
------------------------------------------------------------------------------
Qualified Retirement Plans             $2,500(3)            $10,000
------------------------------------------------------------------------------

(1) Effective January 15, 2003, the minimum initial investment amounts will be lowered to $2,500.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement plans.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of  its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the

12

transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange)
.. Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures,  we are not responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your shares within 18 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares. See Contingent Deferred Sales Charge on page 18.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make  an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase  funds have cleared. This seven-day holding period begins the day after your investment  is processed. However, investments by wire require only a one-day holding period.

              A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

13

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

               [graphic of triangle]

               A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another
               American Century account.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax  liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than 18 months. You also may incur tax liability as a result of the redemption.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

              GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a  fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and
December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

              CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the
Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate  Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                   20%
--------------------------------------------------------------------------------
Long-term capital gains (> 5 years)  8%                    20%(1)
--------------------------------------------------------------------------------

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax  situation is unique, you may want to consult your tax professional about federal, state  and local tax consequences.

16

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

17

MULTIPLE CLASS INFORMATION

American Century offers four classes of the funds: Investor Class, Institutional
Class, Advisor Class and C Class. The shares offered by this Prospectus are C
Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional and Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class;  (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic  conversion from that class into shares of the Investor Class of the same fund.

CONTINGENT DEFERRED SALES CHARGE

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 1.00% in the first year after purchase, declines ratably over the next six months and is eliminated thereafter in accordance with the following chart:

   After 13 months     0.833%
   After 14 months     0.666%
   After 15 months     0.500%
   After 16 months     0.333%
   After 17 months     0.167%
   After 18 months     0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

18

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' C Class shares have a 12b-1 Plan. Under the Plan, the funds' C Class pays an annual fee of 1.00% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.75% for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the funds'
assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this  period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

Because the C Class of Global Growth Fund and Emerging Markets Fund did not have assets for a full fiscal year, the C Class does not have audited financial statements. Unaudited financial statements are provided and are also included in the funds' Semiannual Report, which is available upon request.

20

GLOBAL GROWTH FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED (AS NOTED)
--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                    $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------
 Net Investment Income(2)                                                --(3)
-------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.19
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.19
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.33
================================================================================
 TOTAL RETURN(4)                                                         3.09%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                    2.30%(5)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                 0.24%(5)
-------------------------------------------------------
Portfolio Turnover Rate                                               158%(6)
-------------------------------------------------------
Net Assets, End of Period                                            $24,283
--------------------------------------------------------------------------------

(1) March 1, 2002 (commencement of sale) through May 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would  more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended May 31, 2002.

21

EMERGING MARKETS FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED (AS NOTED)
--------------------------------------------------------------------------------
                                                                         2002(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                     $4.24
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
 Net Investment Loss(2)                                                  (0.03)
--------------------------------------------------
 Net Realized and Unrealized Gain                                         0.41
--------------------------------------------------------------------------------
 Total From Investment Operations                                         0.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $4.62
================================================================================
 TOTAL RETURN(3)                                                          8.96%
================================================================================

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      3.00%(4)
--------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (1.21)%(4)
--------------------------------------------------
Portfolio Turnover Rate                                                 173%(5)
--------------------------------------------------
Net Assets, End of Period                                              $34,144
--------------------------------------------------------------------------------

(1) December 18, 2001 (commencement of sale) through May 31, 2002 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more  closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended May 31, 2002.

22

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 1.00% lower than the C Class. If the C Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

23

GLOBAL GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------------------
                                                                      2002(1)       2001         2000       1999(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $6.18       $8.73        $8.33       $5.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                                       0.01        --(4)       (0.05)      (0.01)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               0.16       (1.90)        0.81        3.34
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                                      0.17       (1.90)        0.76        3.33
------------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                                                 --       (0.65)       (0.36)        --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $6.35       $6.18        $8.73       $8.33
========================================================================================================================
  TOTAL RETURN(5)                                                      2.75%      (23.62)%       8.81%      66.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.30%(6)        1.30%        1.30%     1.30%(6)
----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         0.25%(6)      (0.06)%      (0.48)%   (0.20)%(6)
----------------------------------------------------------------
Portfolio Turnover Rate                                                158%          232%         123%        133%
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                           $260,160      $272,402     $412,631    $233,823
------------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2002 (unaudited).

(2) December 1, 1998 (inception) through November 30, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

24

EMERGING MARKETS FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
--------------------------------------------------------------------------------

                                            2002(1)        2001        2000          1999          1998      1997(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $4.06        $4.68        $5.62         $3.49        $4.15      $5.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)                     (0.01)       (0.02)       (0.06)        (0.01)        --(4)     (0.01)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                      0.59        (0.43)       (0.88)         2.14        (0.66)     (0.84)
------------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            0.58        (0.45)       (0.94)         2.13        (0.66)     (0.85)
------------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                       --        (0.17)         --            --           --         --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $4.64        $4.06        $4.68         $5.62        $3.49      $4.15
========================================================================================================================
  TOTAL RETURN(5)                            14.57%      (10.28)%     (16.73)%       61.03%      (15.90)%   (17.00)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Asset                      2.00%(6)        2.00%        2.00%         2.00%         2.00%     2.00%(6)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                   (0.36)%(6)      (0.27)%      (0.88)%       (0.33)%       (0.03)%   (0.74)%(6)
-------------------------------------
Portfolio Turnover Rate                      173%          326%         196%          168%          270%         36%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $119,195       $80,422      $77,279       $82,359       $21,124     $11,830
------------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2002 (unaudited).

(2) September 30, 1997 (inception) through November 30, 1997.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
    The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities  and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or  qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (C CLASS)

                               Fund Code        Ticker      Newspaper Listing
-------------------------------------------------------------------------------
Global Growth Fund               602             N/A            Gl Grwth
-------------------------------------------------------------------------------
Emerging Markets Fund            443             N/A            EmgMkt
-------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0212
SH-PRS 32207